Commitments and Contingency (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014
Schedule of minimum future rental payments under non-cancellable operating leases
2015		$ 192,983
2016	$ 327,119	163,064
2017	305,663	$ 31,215
2018	256,608
2019	$ 106,920
2020
Total	$ 996,310	$ 387,262